Earnings per share (Details 2) - shares		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Weighted average number of ordinary shares diluted
Weighted average number of ordinary shares (basic)		154,330,243	150,417,470	144,498,253
Effect of stock options (Note 2)	[1]	1,427,183	646,569	0
Weighted average number of equity shares outstanding (diluted)		155,757,426	151,064,039	144,498,253

[1]	The Group has issued Associated Stock Options (ASOP 2014 - Refer Note 27) of which 45,88,300 options are outstanding as at March 31, 2019. These could potentially dilute basic earnings per share in the future.